Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Carolyn E. Augur
Assistant Vice President
and Senior Counsel
Phone: 860-466-11111
Carolyn.Augur@LFG.com

VIA EDGAR

June 1, 2023

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Lincoln New York Account N for Variable Annuities: 333-186895; 811-09763

Ladies and Gentlemen:

On behalf of Lincoln Life & Annuity Company of New York (the “Company”) and the above-referenced Separate Account, we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of the prospectus for certain variable annuity contracts offered by the Company through the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus, as supplemented, contained in the post-effective amendment filed on May 30, 2023.

Sincerely,

/s/Carolyn Augur

Carolyn Augur